Document And Entity Information	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	ASPEN AEROGELS, INC.
Entity Central Index Key	0001145986
Entity Emerging Growth Company	false
Securities Act File Number	001-36481
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3559972
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01532
City Area Code	(508)
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASPN
Security Exchange Name	NYSE